Mainland China contribution plan	12 Months Ended
Mar. 31, 2020
Compensation And Retirement Disclosure [Abstract]
Mainland China contribution plan

20. Mainland China contribution plan

Full time employees of the Company in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Company to accrue for these benefits based on certain percentages of the employees’ salaries. The total contributions for such employee benefits were RMB32,332, RMB31,130 and RMB31,099 for the years ended March 31, 2018, 2019 and 2020, respectively.